PRIVATE PLACEMENT (Details) - USD ($)	Nov. 13, 2019	Nov. 07, 2019
Subsidiary, Sale of Stock [Line Items]
Price per warrant (in usd per share)		$ 10.00
Private Placement
Subsidiary, Sale of Stock [Line Items]
Warrants (in shares)	200,311	3,750,000
Price per warrant (in usd per share)	$ 1.00	$ 1.00
Aggregate purchase price		$ 3,750,000
Private Placement | Merida Holdings and EarlyBirdCapital
Subsidiary, Sale of Stock [Line Items]
Warrants (in shares)	3,750,000
Price per warrant (in usd per share)	$ 1.00
Aggregate purchase price	$ 3,750,000
Over-Allotment Option
Subsidiary, Sale of Stock [Line Items]
Price per warrant (in usd per share)	$ 10.00
Over-Allotment Option | Merida Holdings and EarlyBirdCapital
Subsidiary, Sale of Stock [Line Items]
Warrants (in shares)	200,311
Price per warrant (in usd per share)	$ 1.00
Gross proceeds	$ 200,311
Warrants, exercise price (in usd per share)	$ 11.50